INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Loss for the year	$ (46,402)	$ (571,534)
Tax benefit at federal statutory rate	$ (9,744)	$ (120,022)
Tax benefit at federal statutory rate, percent	21.00%	21.00%
State income taxes, net of federal benefit*	$ 0	$ 0
State income taxes, net of federal benefit*, percent	0.00%	0.00%
Permanent differences	$ 9,744	$ 120,022
Permanent differences, percent	0.00%	0.00%
Change in valuation allowance	$ 0	$ 0
Change in valuation allowance, percent	0.00%	0.00%